Accounting policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2022
Computer Software
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	4 years
Acquired IP
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	8 years